Common stock (Tables)	12 Months Ended
Mar. 31, 2026
Common Stock
Class of Stock [Line Items]
Schedule of Stock by Class
The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026

		(shares)
Balance at beginning of fiscal year	2,539,249,894	2,539,249,894	2,513,757,794
Cancellation of common stock	—	25,492,100	23,909,200

Balance at end of fiscal year	2,539,249,894	2,513,757,794	2,489,848,594